Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000251293
Shareholder Report [Line Items]
Fund Name	Long Pond Real Estate Select ETF
Trading Symbol	LPRE
Security Exchange Name	NYSEArca
Additional Information Phone Number	844-660-9955
Additional Information Website	https://www.longpondetf.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Pond Real Estate Select ETF	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00% [1]
AssetsNet	$ 138,210,964
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 461,755
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$138,210,964
Number of Portfolio Holdings	26
Total Advisory Fee Paid	$461,755
Portfolio Turnover Rate	119%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Consumer Discretionary	19.7%
Real Estate	80.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Agree Realty Corporation	9.4%
Independence Realty Trust, Inc.	7.0%
Healthpeak Properties, Inc.	6.4%
Equity LifeStyle Properties, Inc.	6.1%
UDR, Inc.	5.6%
UNITE Group PLC (The)	5.3%
AvalonBay Communities, Inc.	4.6%
Extra Space Storage, Inc.	4.6%
Mid-America Apartment Communities, Inc.	4.4%
Accor S.A.	4.3%

[1]	Annualized